Intangible Assets and Unfavorable Lease Terms (Details)	12 Months Ended
Dec. 31, 2013
VESSELS AND OTHER FIXED ASSETS [Abstract]
Finite lived intangible assets amortization method	straight line
Weighted average useful life for favorable lease terms chartered out	7 years 8 months 4 days